ORGANIZATION AND PRINCIPAL ACTIVITIES - Assets and liabilities of KAH upon the consummation of the SPAC Transaction (Details) - KAG - Reverse recapitalization - Nonrecurring $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 6
Prepaid expenses and other current assets	123
Others liabilities	(1,512)
Net liabilities acquired by KAG as of April 30, 2019	(5,047)
Renren Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due to related parties	(1,050)
SVF
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due to related parties	$ (2,614)